Quarterly financial data (unaudited): (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly financial data (unaudited):
Summary of quarterly financial information

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
	(dollars in thousands)
2018
Operating revenues	$373,646	$365,921	$384,644	$355,902
Operating margin	69,931	60,849	54,845	39,351
Net margin	27,400	17,285	11,334	(4,820)

2017
Operating revenues	$354,170	$361,369	$376,656	$342,001
Operating margin	69,330	63,472	59,520	46,548
Net margin	21,454	15,676	11,555	2,592